UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  80 Walden Lane
          Hollis Center, ME  04042

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Higgins
Title: Assistant Vice President
Phone: 203-863-2319

Signature, Place, and Date of Signing:

/s/                                 Greenwich, CT               02/07/08
--------------------------       -------------------          -------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $   77,363
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

______    28-______________________     ______________________________

[Repeat as necessary.]

COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              Title of                        Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip       Value     PRN Amount PRN CALL Discretion  Managers  Sole   /   Shared   /   None
------------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp                      COM   005125109 $15,358,020    718,000  SH          SOLE       N/A               718,000
Comcast Corp New                CL A   20030N200 $ 1,910,250     75,000  SH          SOLE       N/A                75,000
Fiserv Inc.                      COM   337738108 $ 5,836,600    110,000  SH          SOLE       N/A               110,000
Home Depot Inc.                  COM   437076102 $ 8,450,200    230,000  SH          SOLE       N/A               230,000
Microsoft Corp.                  COM   594918104 $15,969,510    573,000  SH          SOLE       N/A               573,000
Nalco Holdings Co                COM   62985Q101 $ 9,321,000    390,000  SH          SOLE       N/A               390,000
Oil States International Inc.    COM   678026105 $ 8,985,200    280,000  SH          SOLE       N/A               280,000
Wright Express Corp              COM   98233Q105 $11,532,163    380,223  SH          SOLE       N/A               380,223
Value Total                                      $77,362,943